Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair value measurements

Note 10 ― Fair Value Measurements

The Company carries certain financial instruments at fair value in the financial statements including fixed maturities, equity securities, short-term investments and derivatives.  Other financial instruments are measured at fair value under certain conditions, such as when impaired.

Fair value is defined as the price at which an asset could be exchanged in an orderly transaction between market participants at the balance sheet date.  A liability's fair value is defined as the amount that would be paid to transfer the liability to a market participant, not the amount that would be paid to settle the liability with the creditor.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality.  In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that the Company believes a hypothetical market participant would use to determine a current transaction price.  These valuation techniques involve some level of estimation and judgment by the Company which becomes significant with increasingly complex instruments or pricing models.

The Company's financial assets and liabilities carried at fair value have been classified based upon a hierarchy defined by GAAP.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's or a liability's classification is based on the lowest level of input that is significant to its measurement.  For example, a financial asset or liability carried at fair value would be classified in Level 3 if unobservable inputs were significant to the instrument's fair value, even though the measurement may be derived using inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).

The prices the Company uses to value its investment assets are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the fair value hierarchy. The Company performs ongoing analyses of prices used to value invested assets to determine that they represent appropriate estimates of fair value.  This process involves quantitative and qualitative analysis that is overseen by the Company's investment professionals, including reviews of pricing methodologies, judgments of valuation inputs, and assessments of the significance of any unobservable inputs, pricing statistics and trends. These reviews are also designed to ensure prices do not become stale, have reasonable explanations as to why they have changed from prior valuations, or require additional review of other anomalies. The Company also performs sample testing of sales values to confirm the accuracy of prior fair value estimates. Exceptions identified during these processes indicate that adjustments to prices are infrequent and result in immaterial adjustments to valuations.

Financial Assets and Financial Liabilities Carried at Fair Value

The following tables provide information as of December 31, 2011 and December 31, 2010 about the Company's financial assets and liabilities carried at fair value. Similar disclosures for separate account assets, which are also recorded at fair value on the Company's Consolidated Balance Sheets, are provided separately as gains and losses related to these assets generally accrue directly to policyholders. In addition, Note 9 contains similar disclosures for the Company's pension plan assets.

December 31, 2011
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial assets at fair value:
Fixed maturities:
Federal government and agency	$217	$738	$3	$958
State and local government	-	2,456	-	2,456
Foreign government	-	1,251	23	1,274
Corporate	-	10,132	381	10,513
Federal agency mortgage-backed	-	9	-	9
Other mortgage-backed	-	79	1	80
Other asset-backed	-	363	564	927
Total fixed maturities (1)	217	15,028	972	16,217
Equity securities	3	67	30	100
Subtotal	220	15,095	1,002	16,317
Short-term investments	-	225	-	225
GMIB assets (2)	-	-	712	712
Other derivative assets (3)	-	45	-	45
Total financial assets at fair value, excluding separate accounts	$220	$15,365	$1,714	$17,299
Financial liabilities at fair value:
GMIB liabilities	$-	$-	$1,333	$1,333
Other derivative liabilities (3)	-	30	-	30
Total financial liabilities at fair value	$-	$30	$1,333	$1,363

(1) Fixed maturities include $826 million of net appreciation required to adjust future policy benefits for the run-off settlement annuity business including $115 million of appreciation for securities classified in Level 3.

(2) The GMIB assets represent retrocessional contracts in place from two external reinsurers which cover 55% of the exposures on these contracts.

(3) Other derivative assets include $10 million of interest rate and foreign currency swaps qualifying as cash flow hedges and $35 million of interest rate swaps not designated as accounting hedges. Other derivative liabilities reflect foreign currency and interest rate swaps qualifying as cash flow hedges. See Note 12 for additional information.

December 31, 2010
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial assets at fair value:
Fixed maturities:
Federal government and agency	$133	$550	$4	$687
State and local government	-	2,467	-	2,467
Foreign government	-	1,137	17	1,154
Corporate	-	9,080	364	9,444
Federal agency mortgage-backed	-	10	-	10
Other mortgage-backed	-	85	3	88
Other asset-backed	-	348	511	859
Total fixed maturities (1)	133	13,677	899	14,709
Equity securities	6	87	34	127
Subtotal	139	13,764	933	14,836
Short-term investments	-	174	-	174
GMIB assets (2)	-	-	480	480
Other derivative assets (3)	-	19	-	19
Total financial assets at fair value, excluding separate accounts	$139	$13,957	$1,413	$15,509
Financial liabilities at fair value:
GMIB liabilities	$-	$-	$903	$903
Other derivative liabilities (3)	-	32	-	32
Total financial liabilities at fair value	$-	$32	$903	$935

(1) Fixed maturities include $443 million of net appreciation required to adjust future policy benefits for the run-off settlement annuity business including $74 million of appreciation for securities classified in Level 3.

(2) The GMIB assets represent retrocessional contracts in place from two external reinsurers which cover 55% of the exposures on these contracts.

(3) Other derivative assets include $16 million of interest rate and foreign currency swaps qualifying as cash flow hedges and $3 million of interest rate swaps not designated as accounting hedges. Other derivative liabilities reflect foreign currency and interest rate swaps qualifying as cash flow hedges. See Note 12 for additional information.

Level 1 Financial Assets

Inputs for instruments classified in Level 1 include unadjusted quoted prices for identical assets in active markets accessible at the measurement date.  Active markets provide pricing data for trades occurring at least weekly and include exchanges and dealer markets.

Assets in Level 1 include actively-traded U.S. government bonds and exchange-listed equity securities. Given the narrow definition of Level 1 and the Company's investment asset strategy to maximize investment returns, a relatively small portion of the Company's investment assets are classified in this category.

Level 2 Financial Assets and Financial Liabilities

Inputs for instruments classified in Level 2 include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are market observable or can be corroborated by market data for the term of the instrument.  Such other inputs include market interest rates and volatilities, spreads and yield curves. An instrument is classified in Level 2 if the Company determines that unobservable inputs are insignificant.

Fixed maturities and equity securities.  Approximately 93% of the Company's investments in fixed maturities and equity securities are classified in Level 2 including most public and private corporate debt and equity securities, federal agency and municipal bonds, non-government asset and mortgage-backed securities and preferred stocks.  Because many fixed maturities and preferred stocks do not trade daily, fair values are often derived using recent trades of securities with similar features and characteristics.  When recent trades are not available, pricing models are used to determine these prices.  These models calculate fair values by discounting future cash flows at estimated market interest rates.  Such market rates are derived by calculating the appropriate spreads over comparable U.S. Treasury securities, based on the credit quality, industry and structure of the asset. Typical inputs and assumptions to pricing models include, but are not limited to, a combination of benchmark yields, reported trades, issuer spreads, liquidity, benchmark securities, bids, offers, reference data, and industry and economic events.  For mortgage-backed securities, inputs and assumptions may also include characteristics of the issuer, collateral attributes, prepayment speeds and credit rating.

Nearly all of these instruments are valued using recent trades or pricing models. Less than 1% of the fair value of investments classified in Level 2 represents foreign bonds that are valued, consistent with local market practice, using a single unadjusted market-observable input derived by averaging multiple broker-dealer quotes.

Short-term investments are carried at fair value, which approximates cost. On a regular basis the Company compares market prices for these securities to recorded amounts to validate that current carrying amounts approximate exit prices. The short-term nature of the investments and corroboration of the reported amounts over the holding period support their classification in Level 2.

Other derivatives classified in Level 2 represent over-the-counter instruments such as interest rate and foreign currency swap contracts.  Fair values for these instruments are determined using market observable inputs including forward currency and interest rate curves and widely published market observable indices.  Credit risk related to the counterparty and the Company is considered when estimating the fair values of these derivatives.  However, the Company is largely protected by collateral arrangements with counterparties, and determined that no adjustment for credit risk was required as of December 31, 2011 or December 31, 2010.  The nature and use of these other derivatives are described in Note 12.

Level 3 Financial Assets and Financial Liabilities

Certain inputs for instruments classified in Level 3 are unobservable (supported by little or no market activity) and significant to their resulting fair value measurement.  Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

The Company classifies certain newly-issued, privately-placed, complex or illiquid securities, as well as assets and liabilities relating to GMIB, in Level 3.

Fixed maturities and equity securities.  Approximately 6% of fixed maturities and equity securities are priced using significant unobservable inputs and classified in this category, including:

	December 31,	December 31,
(In millions)	2011	2010
Other asset and mortgage-backed securities - valued using pricing models	$565	$514
Corporate and government bonds - valued using pricing models	355	312
Corporate bonds - valued at transaction price	52	73
Equity securities - valued at transaction price	30	34
Total	$1,002	$933

Fair values of mortgage and asset-backed securities and corporate bonds are determined using pricing models that incorporate the specific characteristics of each asset and related assumptions including the investment type and structure, credit quality, industry and maturity date in comparison to current market indices, spreads and liquidity of assets with similar characteristics.  For mortgage and asset-backed securities, inputs and assumptions to pricing may also include collateral attributes and prepayment speeds.  Recent trades in the subject security or similar securities are assessed when available, and the Company may also review published research, as well as the issuer's financial statements, in its evaluation. Certain subordinated corporate bonds and private equity investments are valued at transaction price in the absence of market data indicating a change in the estimated fair values.

Guaranteed minimum income benefit contracts.  Because cash flows of the GMIB liabilities and assets are affected by equity markets and interest rates but are without significant life insurance risk and are settled in lump sum payments, the Company reports these liabilities and assets as derivatives at fair value. The Company estimates the fair value of the assets and liabilities for GMIB contracts using assumptions regarding capital markets (including market returns, interest rates and market volatilities of the underlying equity and bond mutual fund investments), future annuitant behavior (including mortality, lapse, and annuity election rates), and non-performance risk, as well as risk and profit charges. As certain assumptions used to estimate fair values for these contracts are largely unobservable (primarily related to future annuitant behavior), the Company classifies GMIB assets and liabilities in Level 3. The Company considered the following in determining the view of a hypothetical market participant:

  that the most likely transfer of these assets and liabilities would be through a reinsurance transaction with an independent insurer having a market capitalization and credit rating similar to that of the Company; and
  that because this block of contracts is in run-off mode, an insurer looking to acquire these contracts would have similar existing contracts with related administrative and risk management capabilities.

These GMIB assets and liabilities are calculated with a complex internal model using many scenarios to determine the fair value of net amounts estimated to be paid, less the fair value of net future premiums estimated to be received, adjusted for risk and profit charges that the Company anticipates a hypothetical market participant would require to assume this business. Net amounts estimated to be paid represent the excess of the anticipated value of the income benefits over the values of the annuitants' accounts at the time of annuitization. Generally, market return, interest rate and volatility assumptions are based on market observable information.  Assumptions related to future annuitant behavior reflect the Company's belief that a hypothetical market participant would consider the actual and expected experience of the Company as well as other relevant and available industry resources in setting policyholder behavior assumptions.  The significant assumptions used to value the GMIB assets and liabilities as of December 31, 2011 were as follows:

•       The market return and discount rate assumptions are based on the market-observable LIBOR swap curve.

•       The projected interest rate used to calculate the reinsured income benefits is indexed to the 7-year Treasury Rate at the time of annuitization (claim interest rate) based on contractual terms.  That rate was 1.35% at December 31, 2011 and must be projected for future time periods. These projected rates vary by economic scenario and are determined by an interest rate model using current interest rate curves and the prices of instruments available in the market including various interest rate caps and zero-coupon bonds. For a subset of the business, there is a contractually guaranteed floor of 3% for the claim interest rate.

•       The market volatility assumptions for annuitants' underlying mutual fund investments that are modeled based on the S&P 500, Russell 2000 and NASDAQ Composite are based on the market-implied volatility for these indices for three to seven years grading to historical volatility levels thereafter. For the remaining 52% of underlying mutual fund investments modeled based on other indices (with insufficient market-observable data), volatility is based on the average historical level for each index over the past 10 years.  Using this approach, volatility ranges from 16% to 36% for equity funds, 4% to 12% for bond funds, and 1% to 2% for money market funds.

•       The mortality assumption is 70% of the 1994 Group Annuity Mortality table, with 1% annual improvement beginning January 1, 2000.

•       The annual lapse rate assumption reflects experience that differs by the company issuing the underlying variable annuity contracts, ranges from 1% to 12% at December 31, 2011, and depends on the time since contract issue and the relative value of the guarantee.

•       The annual annuity election rate assumption reflects experience that differs by the company issuing the underlying variable annuity contracts and depends on the annuitant's age, the relative value of the guarantee and whether a contractholder has had a previous opportunity to elect the benefit.  Immediately after the expiration of the waiting period, the assumed probability that an individual will annuitize their variable annuity contract is up to 80%.  For the second and subsequent annual opportunities to elect the benefit, the assumed probability of election is up to 35%. Actual data is still emerging for the Company as well as the industry and the estimates are based on this limited data.

  The nonperformance risk adjustment is incorporated by adding an additional spread to the discount rate in the calculation of both (1) the GMIB liability to reflect a hypothetical market participant's view of the risk of the Company not fulfilling its GMIB obligations, and (2) the GMIB asset to reflect a hypothetical market participant's view of the reinsurers' credit risk, after considering collateral. The estimated market-implied spread is company-specific for each party involved to the extent that company-specific market data is available and is based on industry averages for similarly-rated companies when company-specific data is not available. The spread is impacted by the credit default swap spreads of the specific parent companies, adjusted to reflect subsidiaries' credit ratings relative to their parent company and any available collateral. The additional spread over LIBOR incorporated into the discount rate ranged from 20 to 160 basis points for the GMIB liability and from 50 to 125 basis points for the GMIB reinsurance asset for that portion of the interest rate curve most relevant to these policies.

•       The risk and profit charge assumption is based on the Company's estimate of the capital and return on capital that would be required by a hypothetical market participant.

The Company regularly evaluates each of the assumptions used in establishing these assets and liabilities by considering how a hypothetical market participant would set assumptions at each valuation date.  Capital markets assumptions are expected to change at each valuation date reflecting currently observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability.  If the emergence of future experience or future assumptions differs from the assumptions used in estimating these assets and liabilities, the resulting impact could be material to the Company's consolidated results of operations, and in certain situations, could be material to the Company's financial condition.

GMIB liabilities are reported in the Company's Consolidated Balance Sheets in Accounts payable, accrued expenses and other liabilities.  GMIB assets associated with these contracts represent net receivables in connection with reinsurance that the Company has purchased from two external reinsurers and are reported in the Company's Consolidated Balance Sheets in Other assets, including other intangibles.

Changes in Level 3 Financial Assets and Financial Liabilities Carried at Fair Value

The following tables summarize the changes in financial assets and financial liabilities classified in Level 3 for the years ended December 31, 2011 and 2010.  These tables exclude separate account assets as changes in fair values of these assets accrue directly to policyholders. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs.

	Fixed Maturities & Equity Securities	GMIB Assets	GMIB Liabilities	GMIB Net
(In millions)
Balance at January 1, 2011	$933	$480	$(903)	$(423)
Gains (losses) included in income:
GMIB fair value gain/(loss)	-	270	(504)	(234)
Other	10	-	-	-
Total gains (losses) included in shareholders' net income	10	270	(504)	(234)
Gains included in other comprehensive income	7	-	-	-
Gains required to adjust future policy benefits for settlement annuities (1)	41	-	-	-
Purchases, issuances, settlements:
Purchases	129	-	-	-
Sales	(20)	-	-	-
Settlements	(61)	(38)	74	36
Total purchases, sales and settlements	48	(38)	74	36
Transfers into/(out of) Level 3:
Transfers into Level 3	81	-	-	-
Transfers out of Level 3	(118)	-	-	-
Total transfers into/(out of) Level 3	(37)	-	-	-
Balance at December 31, 2011	$1,002	$712	$(1,333)	$(621)
Total gains (losses) included in shareholders' net income attributable to
instruments held at the reporting date	$6	$270	$(504)	$(234)

(1) Amounts do not accrue to shareholders.

	Fixed Maturities & Equity Securities	GMIB Assets	GMIB Liabilities	GMIB Net
(In millions)
Balance at January 1, 2010	$845	$482	$(903)	$(421)
Gains (losses) included in income:
GMIB fair value gain/(loss)	-	57	(112)	(55)
Other	27	-	-	-
Total gains (losses) included in shareholders' net income	27	57	(112)	(55)
Gains included in other comprehensive income	10	-	-	-
Gains required to adjust future policy benefits for settlement annuities (1)	34	-	-	-
Purchases, issuances, settlements:
Purchases	39	-	-	-
Sales	(1)	-	-	-
Settlements	(112)	(59)	112	53
Total purchases, sales, and settlements	(74)	(59)	112	53
Transfers into/(out of) Level 3:
Transfers into Level 3	155	-	-	-
Transfers out of Level 3	(64)	-	-	-
Total transfers into/(out of) Level 3	91	-	-	-
Balance at December 31, 2010	$933	$480	$(903)	$(423)
Total gains (losses) included in shareholders' net income attributable to
instruments held at the reporting date	$18	$57	$(112)	$(55)

(1) Amounts do not accrue to shareholders.

As noted in the tables above, total gains and losses included in net income are reflected in the following captions in the Consolidated Statements of Income:

  Realized investment gains (losses) and net investment income for amounts related to fixed maturities and equity securities; and
  GMIB fair value (gain) loss for amounts related to GMIB assets and liabilities.

Reclassifications impacting Level 3 financial instruments are reported as transfers into or out of the Level 3 category as of the beginning of the quarter in which the transfer occurs. Therefore gains and losses in income only reflect activity for the quarters the instrument was classified in Level 3.

Transfers into or out of the Level 3 category occur when unobservable inputs, such as the Company's best estimate of what a market participant would use to determine a current transaction price, become more or less significant to the fair value measurement. For the years ended December 31, 2011 and 2010, transfer activity between Level 3 and Level 2 primarily reflects changes in the level of unobservable inputs used to value certain private corporate bonds, principally related to credit risk of the issuers.

The Company provided reinsurance for other insurance companies that offer a guaranteed minimum income benefit, and then retroceded a portion of the risk to other insurance companies.  These arrangements with third-party insurers are the instruments still held at the reporting date for GMIB assets and liabilities in the table above.  Because these reinsurance arrangements remain in effect at the reporting date, the Company has reflected the total gain or loss for the period as the total gain or loss included in income attributable to instruments still held at the reporting date.  However, the Company reduces the GMIB assets and liabilities resulting from these reinsurance arrangements when annuitants lapse, die, elect their benefit, or reach the age after which the right to elect their benefit expires.

Under FASB's guidance for fair value measurements, the Company's GMIB assets and liabilities are expected to be volatile in future periods because the underlying capital markets assumptions will be based largely on market-observable inputs at the close of each reporting period including interest rates and market-implied volatilities.

GMIB fair value losses of $234 million for 2011 were primarily due to a decline in both the interest rate used for projecting claim exposure (7-year Treasury rates) and the rate used for projecting market returns and discounting (LIBOR swap curve).

GMIB fair value losses of $55 million for 2010, were primarily due to declining interest rates, partially offset by increases in underlying account values resulting from favorable equity and bond fund returns, which resulted in decreased exposures.

Separate account assets

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are excluded from the Company's revenues and expenses.  At December 31, separate account assets were as follows:

2011
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Guaranteed separate accounts (See Note 23)	$249	$1,439	$-	$1,688
Non-guaranteed separate accounts (1)	1,804	3,851	750	6,405
Total separate account assets	$2,053	$5,290	$750	$8,093

(1) Non-guaranteed separate accounts include $3.0 billion in assets supporting the Company's pension plan, including $702 million classified in Level 3.

2010
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Guaranteed separate accounts (See Note 23)	$286	$1,418	$-	$1,704
Non-guaranteed separate accounts (1)	1,947	3,663	594	6,204
Total separate account assets	$2,233	$5,081	$594	$7,908

(1) Non-guaranteed separate accounts include $2.8 billion in assets supporting the Company's pension plan, including $557 million classified in Level 3.

Separate account assets in Level 1 include exchange-listed equity securities.  Level 2 assets primarily include:

  corporate and structured bonds valued using recent trades of similar securities or pricing models that discount future cash flows at estimated market interest rates as described above; and
  actively-traded institutional and retail mutual fund investments and separate accounts priced using the daily net asset value which is the exit price.

Separate account assets classified in Level 3 include investments primarily in securities partnerships, real estate and hedge funds generally valued based on the separate account's ownership share of the equity of the investee including changes in the fair values of its underlying investments.

The following tables summarize the change in separate account assets reported in Level 3 for the years ended December 31, 2011 and 2010.

(In millions)
Balance at January 1, 2011	$594
Policyholder gains (1)	114
Purchases, issuances, settlements:
Purchases	257
Sales	(51)
Settlements	(152)
Total purchases, sales and settlements	54
Transfers into/(out of) Level 3:
Transfers into Level 3	4
Transfers out of Level 3	(16)
Total transfers into/(out of) Level 3:	(12)
Balance at December 31, 2011	$750

(1) Included in this amount are gains of $96 million attributable to instruments still held at the reporting date.

(In millions)
Balance at January 1, 2010	$550
Policyholder gains (1)	71
Purchases, issuances, settlements:
Purchases	211
Sales	(145)
Settlements	(76)
Total purchases, sales and settlements	(10)
Transfers into/(out of) Level 3:
Transfers into Level 3	9
Transfers out of Level 3	(26)
Total transfers into/(out of) Level 3:	(17)
Balance at December 31, 2010	$594

(1) Included in this amount are gains of $53 million attributable to instruments still held at the reporting date.

Assets and Liabilities Measured at Fair Value under Certain Conditions

Some financial assets and liabilities are not carried at fair value each reporting period, but may be measured using fair value only under certain conditions, such as investments in commercial mortgage loans and real estate entities when they become impaired. During 2011, impaired commercial mortgage loans and real estate entities representing less than 1% of total investments were written down to their fair values, resulting in after-tax realized investment losses of $15 million.

During 2010, impaired commercial mortgage loans and real estate entities representing less than 1% of total investments were written down to their fair values, resulting in after-tax realized investment losses of $25 million.

These fair values were calculated by discounting the expected future cash flows at estimated market interest rates. Such market rates were derived by calculating the appropriate spread over comparable U.S. Treasury rates, based on the characteristics of the underlying real estate, including its type, quality and location. The fair value measurements were classified in Level 3 because these cash flow models incorporate significant unobservable inputs.

Fair Value Disclosures for Financial Instruments Not Carried at Fair Value

Most financial instruments that are subject to fair value disclosure requirements are carried in the Company's Consolidated Financial Statements at amounts that approximate fair value. The following table provides the fair values and carrying values of the Company's financial instruments not recorded at fair value that are subject to fair value disclosure requirements at December 31, 2011 and December 31, 2010.

(In millions)	December 31, 2011		December 31, 2010
	Fair Value	Carrying Value	Fair Value	Carrying Value
Commercial mortgage loans	$3,380	$3,301	$3,470	$3,486
Contractholder deposit funds, excluding universal life products	$1,056	$1,035	$1,001	$989
Long-term debt, including current maturities, excluding capital leases	$5,281	$4,946	$2,926	$2,709

The fair values presented in the table above have been estimated using market information when available. The following is a description of the valuation methodologies and inputs used by the Company to determine fair value.

Commercial mortgage loans. The Company estimates the fair value of commercial mortgage loans generally by discounting the contractual cash flows at estimated market interest rates that reflect the Company's assessment of the credit quality of the loans. Market interest rates are derived by calculating the appropriate spread over comparable U.S. Treasury rates, based on the property type, quality rating and average life of the loan. The quality ratings reflect the relative risk of the loan, considering debt service coverage, the loan-to-value ratio and other factors. Fair values of impaired mortgage loans are based on the estimated fair value of the underlying collateral generally determined using an internal discounted cash flow model.

Contractholder deposit funds, excluding universal life products. Generally, these funds do not have stated maturities. Approximately 50% of these balances can be withdrawn by the customer at any time without prior notice or penalty. The fair value for these contracts is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value. Most of the remaining contractholder deposit funds are reinsured by the buyers of the individual life insurance and annuity and retirement benefits businesses. The fair value for these contracts is determined using the fair value of these buyers' assets supporting these reinsured contracts. The Company had a reinsurance recoverable equal to the carrying value of these reinsured contracts.

Long-term debt, including current maturities, excluding capital leases. The fair value of long-term debt is based on quoted market prices for recent trades. When quoted market prices are not available, fair value is estimated using a discounted cash flow analysis and the Company's estimated current borrowing rate for debt of similar terms and remaining maturities.

Fair values of off-balance sheet financial instruments were not material.